Discontinued Operations (Narrative) (Details) - I.C. Power [Member] - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Proceeds from sale of business to ISQ		$ 1,332,000
Proceeds paid by ISQ		1,110,000
Retained unconsolidated cash at Inkia		222,000
Base purchase price		1,177,000
Bonds assumed by ISQ		600,000
Amount paid by ISQ		935,000
Deferred payment obligation		$ 175,000
Interest payable in kind		8.00%
Certain payments from ISQ	$ 7,300	$ 12,000